Property, Plant and Equipment, Net (Schedule of Net Carrying Values of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 818,561	$ 667,642	$ 635,088
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Roads, buildings and leasehold improvements	59,423	32,069
Facilities, machinery and equipment	588,195	359,322
Computers	252	244
Office furniture and equipment	375	325
Assets under construction	127,116	239,934
Other	43,200	35,748
Property, plant and equipment, net	$ 818,561	$ 667,642